UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      LaGrange Capital Administration, L.L.C.

Address:   570 Lexington Avenue
           27th Floor
           New York, New York 10022


Form 13F File Number: 028-11837


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank LaGrange Johnson
Title:  Managing Member
Phone:  (212) 993-7057

Signature,  Place,  and  Date  of  Signing:

/s/ Frank LaGrange Johnson         New York, NY                       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $       26,762
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AK STEEL HLDG CORP           COM            001547108      189    20,000 SH       SOLE                   20,000      0    0
ALLIANCE HEALTHCARE SRVCS IN COM NEW        018606202       58    51,175 SH       SOLE                   51,175      0    0
BASIC ENERGY SVCS INC NEW    COM            06985P100      964    53,508 SH       SOLE                   53,508      0    0
CENTRAL EUROPEAN MEDIA ENTRP CL A NEW       G20045202    2,198   314,416 SH       SOLE                  314,416      0    0
CHECKPOINT SYS INC           COM            162825103      471    44,745 SH       SOLE                   44,745      0    0
COINSTAR INC                 COM            19259P300      149     3,000 SH       SOLE                    3,000      0    0
COINSTAR INC                 COM            19259P300    3,232    65,000     CALL SOLE                   65,000      0    0
E TRADE FINANCIAL CORP       COM NEW        269246401      802    97,974 SH       SOLE                   97,974      0    0
EXCO RESOURCES INC           COM            269279402      348    44,300 SH       SOLE                   44,300      0    0
FAIRPOINT COMMUNICATIONS INC COM NEW        305560302       75    18,306 SH       SOLE                   18,306      0    0
FEDERATED INVS INC PA        CL B           314211103      342    20,000 SH       SOLE                   20,000      0    0
FOREST OIL CORP              COM PAR $0.01  346091705      130    10,000 SH       SOLE                   10,000      0    0
FORWARD INDS INC N Y         COM NEW        349862300    2,017 1,034,581 SH       SOLE                1,034,581      0    0
GAMESTOP CORP NEW            CL A           36467W109      895    38,329 SH       SOLE                   38,329      0    0
HUNTSMAN CORP                COM            447011107      764    60,000     CALL SOLE                   60,000      0    0
HUNTSMAN CORP                COM            447011107      700    55,000     CALL SOLE                   55,000      0    0
LEAP WIRELESS INTL INC       COM NEW        521863308      702    82,000 SH       SOLE                   82,000      0    0
LONE PINE RES INC            COM            54222A106       89    13,395 SH       SOLE                   13,395      0    0
MCMORAN EXPLORATION CO       COM            582411104    3,882   330,947 SH       SOLE                  330,947      0    0
MCMORAN EXPLORATION CO       COM            582411104      587    50,000     CALL SOLE                   50,000      0    0
NII HLDGS INC                CL B NEW       62913F201    2,889   143,531 SH       SOLE                  143,531      0    0
P F CHANGS CHINA BISTRO INC  COM            69333Y108      260     8,000 SH       SOLE                    8,000      0    0
REVETT MINERALS INC          COM NEW        761505205      751   153,185 SH       SOLE                  153,185      0    0
SCHOOL SPECIALTY INC         COM            807863105    1,619   502,759 SH       SOLE                  502,759      0    0
SHUTTERFLY INC               COM            82568P304    1,532    64,560 SH       SOLE                   64,560      0    0
SHUTTERFLY INC               COM            82568P304      237    10,000     CALL SOLE                   10,000      0    0
SUPERIOR ENERGY SVCS INC     COM            868157108      690    24,199 SH       SOLE                   24,199      0    0
WORLD WRESTLING ENTMT INC    CL A           98156Q108      190    20,000 SH       SOLE                   20,000      0    0


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